FAIR VALUE MEASUREMENTS - Initial measurement of key inputs for Private Placement Warrants and Public Warrants (Details)	Dec. 31, 2020 D $ / shares	Sep. 30, 2020 D $ / shares	Sep. 09, 2020 D $ / shares
Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants initial measurement	0.34	0.34	0.34
Trading days per year
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants initial measurement | D	252	252	252
Expected volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants initial measurement	27.0	27.0	27.0
Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants initial measurement	11.50	11.50	11.50
Stock Price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants initial measurement	10.00	10.00	10.00